EMPLOYEE BENEFIT PLANS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements of Plan Assets Using Level 3
Balance at beginning of period		$ 262
Purchases, sales and settlements		(262)
Balance at end of period	27	19
Fixed income | Significant unobservable inputs (Level 3)
Fair Value Measurements of Plan Assets Using Level 3
Balance at beginning of period	1
Purchases, sales and settlements	(1)	1
Balance at end of period		1
Real Estate/Other | Significant unobservable inputs (Level 3)
Fair Value Measurements of Plan Assets Using Level 3
Balance at beginning of period	52	33
Return on pension plan assets	(1)	3
Purchases, sales and settlements	10	16
Balance at end of period	61	52
Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,600	2,500
Defined Benefit Plans | Minimum
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	6.62%
Defined Benefit Plans | Maximum
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	8.25%
U.S. Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	538	517	461
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	8.19%	8.20%	8.25%
Target allocation (as a percent)	100.00%
Actual allocation (as a percent)	100.00%	100.00%
U.S. Defined Benefit Plans | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	538	517
U.S. Defined Benefit Plans | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	319	319
U.S. Defined Benefit Plans | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	192	178
U.S. Defined Benefit Plans | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	27	20
U.S. Defined Benefit Plans | Equities
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	54.00%
Actual allocation (as a percent)	55.00%	57.00%
U.S. Defined Benefit Plans | Equities | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	294	295
U.S. Defined Benefit Plans | Equities | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	166	174
U.S. Defined Benefit Plans | Equities | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	128	121
U.S. Defined Benefit Plans | Fixed income
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	33.00%
Actual allocation (as a percent)	32.00%	30.00%
U.S. Defined Benefit Plans | Fixed income | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	170	155
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	106	97
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	64	57
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets		1
U.S. Defined Benefit Plans | Real Estate/Other
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	13.00%
Actual allocation (as a percent)	13.00%	12.00%
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	72	64
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	45	45
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	27	19
U.S. Defined Benefit Plans | Cash
Fair Value Measurements of Plan Assets Using Level 3
Actual allocation (as a percent)		1.00%
U.S. Defined Benefit Plans | Cash | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2	3
U.S. Defined Benefit Plans | Cash | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2	3
Non-U.S. Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,026	2,025	1,880
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	6.62%	6.65%	6.62%
Target allocation (as a percent)	100.00%
Actual allocation (as a percent)	100.00%	100.00%
Non-U.S. Defined Benefit Plans | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,026	2,025
Non-U.S. Defined Benefit Plans | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	682	704
Non-U.S. Defined Benefit Plans | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	1,310	1,288
Non-U.S. Defined Benefit Plans | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	34	33
Non-U.S. Defined Benefit Plans | Equities
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	39.00%
Actual allocation (as a percent)	38.00%	43.00%
Non-U.S. Defined Benefit Plans | Equities | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	771	868
Non-U.S. Defined Benefit Plans | Equities | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	361	440
Non-U.S. Defined Benefit Plans | Equities | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	410	428
Non-U.S. Defined Benefit Plans | Fixed income
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	45.00%
Actual allocation (as a percent)	46.00%	44.00%
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	923	891
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	304	244
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	619	647
Non-U.S. Defined Benefit Plans | Real Estate/Other
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	15.00%
Actual allocation (as a percent)	15.00%	12.00%
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	316	248
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	1	2
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	281	213
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	34	33
Non-U.S. Defined Benefit Plans | Cash
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	1.00%
Actual allocation (as a percent)	1.00%	1.00%
Non-U.S. Defined Benefit Plans | Cash | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	16	18
Non-U.S. Defined Benefit Plans | Cash | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	$ 16	$ 18